Note 6 - Allowance for Loan Losses and Credit Quality Information - Troubled Debt Restructurings (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Troubled debt restructurings	$ 3,044	$ 3,300	$ 2,500
Residential Portfolio Segment [Member]
Troubled debt restructurings	685	448
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Troubled debt restructurings	1,210	1,774
Consumer Portfolio Segment [Member]
Troubled debt restructurings	758	709
Commercial Portfolio Segment [Member] | Commercial Business Other [Member]
Troubled debt restructurings	$ 391	$ 369